Financial instruments and financial risk factors - Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative assets	$ 8,522	$ 9,025
Less: netting by counterparty	(1,380)	(1,882)
Net amounts presented on the balance sheet	7,142	7,143
Related amounts not set off in the balance sheet
Master netting arrangements	(1,554)	(1,058)
Cash collateral (received) pledged	(321)	(133)
Net asset amount	5,267	5,952
Trade and other receivables
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative assets	11,648	8,815
Less: netting by counterparty	(5,311)	(4,468)
Net amounts presented on the balance sheet	6,337	4,347
Related amounts not set off in the balance sheet
Master netting arrangements	(2,156)	(1,039)
Cash collateral (received) pledged	(114)	(118)
Net asset amount	4,067	3,190
Derivatives
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative liabilities	(7,818)	(10,236)
Less: netting by counterparty	1,380	1,882
Net amounts presented on the balance sheet	(6,438)	(8,354)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Master netting arrangements	1,554	1,058
Cash collateral (received) pledged	0	0
Net amount	(4,884)	(7,296)
Trade and other payables
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative liabilities	(12,543)	(9,664)
Less: netting by counterparty	5,311	4,468
Net amounts presented on the balance sheet	(7,232)	(5,196)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Master netting arrangements	2,156	1,039
Cash collateral (received) pledged	0	0
Net amount	$ (5,076)	$ (4,157)